Consolidated Statements of Financial Position $ in Thousands, $ in Thousands	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Non-current assets
Available-for-sale financial assets			$ 20,890
Non-current financial assets at fair value through profit or loss	$ 11,471	$ 375
Non-current financial assets at fair value through other comprehensive income	174,357	5,696
Investment in associates	3,863,741	126,225	3,433,332
Non-current financial assets at amortized cost	99,103	3,237
Property, plant and equipment, net	16,819,621	549,481	15,265,311
Deferred tax assets	226,716	7,407	212,372
Refundable deposits	22,006	719	21,342
Other non-current financial assets			70,241
Other non-current assets	28,560	933	35,474
Total non-current assets	21,245,575	694,073	19,058,962
Current assets
Inventories	1,778,835	58,113	1,929,239
Current financial assets at amortized cost	169,168	5,526
Current contract assets	299,835	9,795
Accounts and notes receivable	4,747,288	155,090	4,015,734
Accounts receivable - related parties	140	5	11
Other receivables	63,037	2,059	56,716
Other receivables - related parties	3,131	102	4,534
Current tax assets	139,595	4,561	104,906
Prepayments	44,592	1,457	54,126
Cash and cash equivalents	4,642,522	151,667	8,035,714
Total current assets	11,888,143	388,375	14,200,980
Total assets	33,133,718	1,082,448	33,259,942
Capital and reserves
Issued capital	7,528,577	245,952	8,862,971
Capital surplus	6,263,553	204,625	6,271,448
Retained earnings
Legal reserve	1,469,170	47,996	1,166,517
Unappropriated retained earnings	3,602,663	117,696	2,815,966
Other reserve
Foreign currency translation reserve	14,516	474	65,593
Unrealized gain on valuation of available-for-sale financial assets			678
Unrealized gain on valuation of financial assets at fair value through other comprehensive income	106,898	3,492
Unearned employee awards	(1,701)	(56)	(54,570)
Treasury stock	(962,503)	(31,444)	(1,007,654)
Total equity	18,021,173	588,735	18,120,949
Non-current liabilities
Long-term bank loans	9,042,096	295,397	7,498,853
Long-term deferred revenue			24,898
Long-term lease obligations payable			18,057
Deferred tax liabilities	308,759	10,087	174,293
Net defined benefit liability, non-current	520,765	17,013	478,526
Guarantee deposits	1,092	35	1,371
Total non-current liabilities	9,872,712	322,532	8,195,998
Current liabilities
Current contract liabilities	1,432	47
Accounts payable	637,271	20,819	687,960
Accounts payable - related parties	347	11	226
Payables to contractors and equipment suppliers	1,516,735	49,550	713,313
Other payables	1,678,482	54,835	1,980,182
Other payables - related parties	218	7	36
Current tax liabilities	546,342	17,849	273,177
Current provisions	29,352	959	127,311
Receipts in advance	1,013	33	5,209
Other current liabilities	30,800	1,006	31,275
Current refund liabilities	32,627	1,066
Long-term lease obligations payable, current portion	17,792	581	11,785
Long-term bank loans, current portion	747,422	24,418	2,143,168
Short-term bank loans			969,353
Total current liabilities	5,239,833	171,181	6,942,995
Total liabilities	15,112,545	493,713	15,138,993
Total equity and liabilities	$ 33,133,718	$ 1,082,448	$ 33,259,942